-----------------------------------
                                             OMB APPROVAL
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                                             Expires: November 30, 2005
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                                             hours per response. . . . . . . 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03907

                       Empire Builder Tax Free Bond Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

            3435 Stelzer Rd Columbus, Ohio                    43219
      ----------------------------------------              ----------
      (Address of principal executive offices)              (Zip code)

BISYS Fund Services                       3435 Stelzer Rd, Columbus, Ohio 43219
                                         ---------------------------------------
                                         (Name and address of agent for service)

Registrant's telephone number, including area code: (614) 470-8000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2003

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

                             [LOGO] Empire Builder

                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

Dear Shareholder,

      We are pleased to present The Empire Builder Tax Free Bond Fund Semi-Annual Report for the six months ended August 31, 2003.

      The portfolio continues to have a good year. As of August 31, 2003 the average maturity of the fund was 5.84 years. We have shortened the average maturity of the fund because of the low Discount Rate, which the Federal Reserve Board continued to cut this year and now stands at 1.00%. By shortening the maturity of the fund, we have reduced our maturity and interest rate risk for the portfolio. For the period January 1 through August 31, 2003 the Builder portfolio was up 0.69%, while the Premier portfolio was up 0.91%*.

      In our opinion, The Empire Builder Tax-Free Bond Fund is well positioned for the next six months. The no-load structure continues to offer value to the shareholder because there is no charge to purchase shares. We also recommend our automatic investment program (also known as dollar cost averaging**) that allows you to follow a disciplined investment plan. Please call the customer service desk at 1-800-847-5886 for information on how to participate. We look forward to helping you meet your investment needs.

Sincerely,

/s/ Seth M. Glickenhaus
-----------------------
Seth M. Glickenhaus
President

-----------------------------------------
         *Average Annual Total Return
         ----------------------------
As of June 30,2003
                 1 Year   5 Year   10 Year
Builder Class     8.69%    5.39%    5.30%
Premier Class     8.97%    5.69%    5.50%
-----------------------------------------

For the reporting period March 1, 2003 through August 31, 2003 the Builder Class was down 0.21% and the Premier Class was down 0.03%.

**Dollar cost averaging does not insure a profit and does not protect against loss in declining markets. An investor should consider his or her financial ability to continue making additional investments through periods of low share price levels.

                             [LOGO] Empire Builder


This report must be preceded or accompanied by a prospectus. For more complete information including charges and expenses, please call 1-800-847-5886 to receive a prospectus. Read the prospectus carefully before investing or sending money.

The fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).

Past performance does not guarantee future results.

              Not FDIC insured. May lose value. No bank guarantee.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                   Portfolio of Investments -- August 31, 2003
                                   (Unaudited)

                                                                                          Principal        Value
Credit Ratings**    Municipal Securities--(93.9%)                                          Amount         (Note 2)
-----------------   -----------------------------                                         ---------       --------
                    New York City (11.7%)
    Aaa/AAA         New York City, General Obligation, Series B, 5.25%,
                      8/1/2017, Callable 8/1/2007 @ 101, (AMBAC) ......................   $  750,000     $   795,038
    A2/AAA          New York City, General Obligation, Series B, 5.125%,
                      8/1/2019, Callable 8/1/2010 @ 101, (FGIC) .......................    2,000,000       2,066,180
    Aaa/AAA         New York City, General Obligation, Series B, 5.375%,
                      8/1/2022, Callable 8/1/2007 @ 101, (MBIA) .......................    1,250,000       1,284,762
    Aaa/AAA         New York City, General Obligation, Series B, Variable Rate, 0.80%,*
                      10/1/2022, Non Callable, (FGIC) .................................    6,200,000       6,200,000
    Aaa/AAA         New York City, Health & Hospitals Corp., Health System Revenue,
                      Series A, 5.50%, 2/15/2018, Callable 2/15/2012 @ 100, (FSA) .....    1,000,000       1,068,880
    Aaa/AAA         New York City, Transitional Finance Authority, Future Tax Revenue,
                      Series E, 5.25%, 2/1/2021, Callable 2/1/2013 @ 100, (MBIA) ......    2,000,000       2,067,400
                                                                                                         -----------
                    Total New York City ...............................................                   13,482,260
                                                                                                         -----------
                    New York State Agencies (55.3%)
                    Long Island Power Authority (6.6%)
    Aaa/AAA         Long Island Power Authority, New York Electric Systems,
                      Series A, 6.00%, 12/1/2007, Non Callable, (AMBAC) ...............    1,000,000       1,144,320
    Aaa/AAA         Long Island Power Authority, New York Electric Systems,
                      Series A, 5.50%, 12/1/2012, Non Callable, Escrow to
                      Maturity, (FSA) .................................................    1,210,000       1,369,986
    NR/AAA          Long Island Power Authority, New York Electric Systems, Series B,
                      5.25%, 6/1/2014, Non Callable, (XLCA-ICR) .......................    3,000,000       3,275,310
    Aaa/AAA         Long Island Power Authority, New York Electric Systems, Series C,
                      5.00%, 9/1/2028, Callable 9/1/2013 @ 100, (FSA) .................    1,800,000       1,784,772
                                                                                                         -----------
                    Total Long Island Power Authority .................................                    7,574,388
                                                                                                         -----------
                    New York State Dormitory Authority (31.4%)
    A3/AA-          Albany County Airport, 5.25%, 4/1/2013,
                      Callable 4/1/2008 @ 101 .........................................    1,200,000       1,272,120
    Aaa/AAA         Augustana Lutheran Home for the Aged, Series A, 5.50%,
                      8/1/2020, Callable 8/1/2010 @ 101, (MBIA)(FHA) ..................      935,000         976,355
    Aaa/AAA         Augustana Lutheran Home for the Aged, Series A, 5.50%,
                      8/1/2030, Callable 8/1/2010 @ 101, (MBIA)(FHA) ..................      750,000         763,425
    Aaa/AAA         Columbia University, Series B, 5.375%, 7/1/2018, Callable
                      7/1/2012 @ 100 ..................................................      500,000         536,435
    Aaa/AAA         Columbia University, Series B, 5.375%, 7/1/2019, Callable
                      7/1/2012 @ 100 ..................................................    1,000,000       1,069,100
    Aaa/AAA         Columbia University, Series B, 5.375%, 7/1/2020, Callable
                      7/1/2012 @ 100 ..................................................    1,000,000       1,065,330
    NR/AAA          Heritage House Nursing Center, 7.00%, 8/1/2031, Callable
                      8/1/2004 @100, (FHA) ............................................      440,000        440,805
     A3/A           Lease Revenue, Court Facilities, The City of New York Issue,
                      Series A, 5.375%, 5/15/2021, Callable 5/15/2013 @ 100 ...........    1,000,000       1,013,880

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

                                                                                          Principal        Value
Credit Ratings**    Municipal Securities--continued                                        Amount         (Note 2)
-----------------   -------------------------------                                       ---------       --------
                    New York State Agencies--continued
                    New York State Dormitory Authority--continued
     A3/A           Lease Revenue, Court Facilities, The City of New York Issue,
                      Series A, 5.375%, 5/15/2022, Callable 5/15/2013 @ 100 ...........   $  500,000     $   503,905
     A3/A           Lease Revenue, Court Facilities, The City of New York Issue,
                      Series A, 5.375%, 5/15/2023, Callable 5/15/2013 @ 100 ...........    1,000,000       1,003,290
    Baa3/AA         Long Island University, Series B, 5.25%, 9/1/2028, Callable
                      9/1/2013 @ 100, (RADIAN) ........................................    1,500,000       1,497,915
    Aaa/AAA         Lutheran Medical Center, 5.00%, 8/1/2016, Callable
                      2/1/2013 @ 100, (MBIA)(FHA) .....................................      985,000       1,031,640
    Aaa/AAA         Mt. Sinai School of Medicine, 6.75%, 7/1/2015, Callable
                      7/1/2004 @ 100, (MBIA) ..........................................    2,250,000       2,254,860
    Aaa/AAA         New York Medical College, 5.25%, 7/1/2013, Callable
                      7/1/2008 @ 101, (MBIA) ..........................................    1,015,000       1,090,059
    Aaa/AAA         New York State Rehabilitation Association, Series A, 3.00%,
                      7/1/2004, Non Callable, (CIFG) ..................................      600,000         608,886
    Aaa/AAA         New York University, Series 2, 5.50%, 7/1/2018, Callable
                      7/1/2011 @ 100, (AMBAC) .........................................      500,000         533,660
    NR/AAA          Park Ridge Housing, Inc., 6.375%, 8/1/2020, Callable
                      8/1/2010 @ 101, (FNMA) ..........................................    1,000,000       1,089,600
    NR/AAA          Park Ridge Housing, Inc., 6.50%, 8/1/2025, Callable
                      8/1/2010 @ 101, (FNMA) ..........................................    1,470,000       1,607,842
    Aaa/NR          Rochester Institute of Technology, 5.25%, 7/1/2016, Callable
                      7/1/2012 @ 100, (AMBAC) .........................................    2,045,000       2,189,397
    Aaa/NR          Rochester Institute of Technology, 5.25%, 7/1/2017, Callable
                      7/1/2012 @ 100, (AMBAC) .........................................    2,155,000       2,292,489
    Aaa/AAA         School Districts Financing, Series C, 5.25%, 4/1/2021, Callable
                      10/1/2012 @ 100, (MBIA) .........................................    1,300,000       1,342,575
    NR/AAA          Service Contracts, Albany County, 5.25%, 4/1/2017, Callable
                      4/1/2008 @ 101, (MBIA) ..........................................    1,000,000       1,052,810
    Aaa/AAA         Special Acts School Districts Program, 6.00%, 7/1/2019, Callable
                      7/1/2005 @ 102, (MBIA) ..........................................    3,540,000       3,844,581
    NR/AAA          State University, 5.375%, 7/1/2021, Callable
                      7/1/2008 @ 102, (MBIA) ..........................................    1,190,000       1,236,351
    Aaa/AAA         State University, Series B, 5.25%, 11/15/2026, Mandatory Put
                      5/15/2012 @ 100, (AMBAC) ........................................      700,000         755,160
    Aaa/AAA         Upstate Community Colleges, Series A, 6.00%, 7/1/2019, Callable
                      7/1/2010 @ 101, (FSA) ...........................................    1,000,000       1,115,840
    Aaa/AAA         Upstate Community Colleges, Series A, 6.00%, 7/1/2020, Callable
                      7/1/2010 @ 101, (FSA) ...........................................      845,000         938,626
    NR/AAA          Westchester County, Court Facilities, 5.25%, 8/1/2018, Callable
                      2/1/2009 @ 101, (MBIA) ..........................................    2,800,000       2,937,900
                                                                                                         -----------
                    Total New York State Dormitory Authority ..........................                   36,064,836
                                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

                                                                                          Principal        Value
Credit Ratings**    Municipal Securities--continued                                        Amount         (Note 2)
-----------------   -------------------------------                                       ---------       --------
                    New York State Environmental Facilities Corp. (2.6%)
    Aaa/AAA         Water Pollution Control Revenue, Revolving Fund, Water Pooled
                      Loan, 6.60%, 6/15/2009, Pre-Refunded 6/15/2004 @ 101.5,
                    (POL CTL - SRF) ...................................................   $1,200,000     $ 1,269,960
    Aaa/AAA         Water Pollution Control Revenue, Revolving Fund,
                      Water Pooled Loan, 5.90%, 1/15/2018, Callable
                      1/15/2006 @ 102, (POL CTL - SRF) ................................      725,000         789,438
    Aaa/AAA         Water Pollution Control Revenue, Revolving Fund,
                      Water Pooled Loan, 5.90%, 1/15/2018, Pre-Refunded
                      1/15/2006 @ 102, (POL CTL - SRF) ................................      785,000         875,746
                                                                                                         -----------
                    Total New York State Environmental Facilities Corp.                                    2,935,144
                                                                                                         -----------
                    New York State Housing Finance Agency (3.8%)
    Aa1/NR          Multi-Family Housing, Secured Mortgage Program, 6.45%,
                      8/15/2014, Callable 2/15/2004 @ 102, (SONYMA) ...................    2,245,000       2,309,387
    NR/AA           Personal Income Tax Revenue, Economic Development & Housing,
                      Series A, 5.25%, 9/15/2019, Callable 3/15/2013 @ 100, (MBIA) ....    2,000,000       2,088,380
                                                                                                         -----------
                    Total New York State Housing Finance Agency                                            4,397,767
                                                                                                         -----------
                    New York State Medical Care Facilities Finance Agency (1.0%)
    Aaa/AAA         Hospital & Nursing Home, St. Vincent's Hospital Project, 6.20%,
                      2/15/2021, Callable 2/15/2004 @ 102, (AMBAC)(FHA) ...............    1,060,000       1,100,810
                    New York State Metropolitan Transportation Authority (5.3%)
    Aaa/AAA         Triborough Bridge & Tunnel Authority, 5.25%, 11/15/2017,
                      Callable 11/15/2013 @ 100, (AMBAC) ..............................    3,360,000       3,586,733
    AA3/AA-         Triborough Bridge & Tunnel Authority, Series B, 5.25%,
                      11/15/2018, Callable 11/15/2012 @ 100, (General
                      Obligation of the Authority) ....................................    2,400,000       2,539,752
                                                                                                         -----------
                    Total New York State Metropolitan Transportation Authority                             6,126,485
                                                                                                         -----------
                    New York State Thruway Authority (3.7%)
    Aaa/AAA         Highway & Bridge Trust Fund Bonds, Series A, 5.50%, 4/1/2014,
                      Callable 4/1/2011 @ 101, (FGIC) .................................    1,500,000       1,642,440
    Aaa/AAA         Highway & Bridge Trust Fund Bonds, Series B, 5.25%, 4/1/2017,
                      Callable 10/1/2011 @ 100, (MBIA) ................................    2,500,000       2,648,250
                                                                                                         -----------
                    Total New York State Thruway Authority ............................                    4,290,690
                                                                                                         -----------
                    New York State Urban Development Corporation (0.9%)
    A3/AA-          Empire State Development Corporation, University Facilities Grants,
                      6.00%, 1/1/2009, Non Callable ...................................      905,000       1,021,971
                                                                                                         -----------
                    Total New York State Agencies .....................................                   63,512,091
                                                                                                         -----------
                    Other New York State Bonds (26.9%)
    Aaa/AAA         Albany County, Airport Authority, Series A, 4.00%, 12/15/2004,
                      Non Callable, (FSA) .............................................      460,000         476,312

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

                                                                                          Principal        Value
Credit Ratings**    Municipal Securities--continued                                        Amount         (Note 2)
-----------------   -------------------------------                                       ---------       --------
                    Other New York State Bonds--continued
    A3/NR           Albany Housing Authority, Limited Obligation, 6.25%, 10/1/2012,
                      Callable 10/1/2005 @ 102 ........................................   $1,000,000     $ 1,070,230
   Aaa/AAA          Albany Municipal Water Financial Authority, Series B, 5.00%,
                      12/1/2033, Callable 12/1/2008 @ 100, (MBIA) .....................    1,500,000       1,481,445
   Aaa/AAA          Buffalo Municipal Water Finance Authority, Water System Revenue,
                      5.75%, 7/1/2019, Callable 7/1/2005 @ 102, (FGIC) ................      500,000         540,890
    Aaa/NR          Corning, City School District, General Obligation, 5.00%, 6/15/2012,
                      Non Callable, (FSA) .............................................    1,000,000       1,084,160
    Aaa/NR          Corning, City School District, General Obligation, 5.00%, 6/15/2013,
                      Callable 6/15/2012 @ 100, (FSA) .................................      970,000       1,041,916
    Aaa/NR          Corning, City School District, General Obligation, 5.00%, 6/15/2014,
                      Callable 6/15/2012 @ 100, (FSA) .................................      600,000         641,274
   Aaa/AAA          Evans, General Obligation, 6.80%, 4/15/2012, Non Callable,
                      (AMBAC) .........................................................      225,000         272,156
   Aaa/AAA          Evans, General Obligation, 6.80%, 4/15/2013, Non Callable,
                      (AMBAC) .........................................................      225,000         273,056
   Aaa/NR           Fayetteville Manlius, Central School District, General Obligation,
                      5.00%, 6/15/2016, Callable 6/15/2012 @ 101, (FGIC) ..............      375,000         396,304
   Aaa/NR           Ilion, Central School District, General Obligation, Series B, 5.50%,
                      6/15/2015, Callable 6/15/2012 @ 101, (FGIC) .....................      550,000         611,837
   Aaa/NR           Ilion, Central School District, General Obligation, Series B, 5.50%,
                      6/15/2016, Callable 6/15/2012 @ 101, (FGIC) .....................      500,000         552,310
   NR/AAA           Lansing, Central School District, 1.75%, 6/15/2004,
                      Non Callable, (FSA) .............................................    1,005,000       1,009,824
   NR/AAA           Lillian Cooper Housing Development Corporation Mortgage
                      Revenue, Series A, 7.00%, 1/1/2022, Callable 7/1/2004
                      @ 100, (FNMA)(FHA) ..............................................    1,100,000       1,106,083
   Aa3/AA-          Madison County, Industrial Development Agency, Colgate University,
                      Series B, 5.00%, 7/1/2033, Callable 7/1/2013 @ 100 ..............    1,000,000         975,710
   Aaa/NR           Madison County, Series B, 2.50%, 10/15/2003, Non Callable,
                      (AMBAC) .........................................................      395,000         395,726
   Aaa/AAA          Mount Sinai Union Free School District, General Obligation, 6.20%,
                      2/15/2012, Non Callable, (AMBAC) ................................    1,065,000       1,238,989
   Aaa/AAA          New York State, 6.00%, Series A, 7/15/2007, Non Callable, (FSA) ...    5,000,000       5,660,249
   Aaa/AAA          North Hempstead, General Obligation, Series B, 6.375%,
                      4/1/2009, Non Callable, (FGIC) ..................................      570,000         662,665
   Aaa/AAA          North Hempstead, General Obligation, Series B, 6.40%, 4/1/2010,
                      Non Callable, (FGIC) ............................................      560,000         653,912
    NR/AAA          Oneida County Industrial Development Agency, Mohawk Valley
                      Network, St. Luke's Memorial Hospital, 5.00%, 1/1/2013,
                      Callable 1/1/2008 @ 101, (FSA) ..................................    2,000,000       2,103,599
    Aa1/NR          Orange County, Series A, 2.00%, 11/1/2003, Non Callable ...........    1,805,000       1,808,031
    Aa1/NR          Orange County, Series A, 2.50%, 11/1/2004, Non Callable ...........    1,530,000       1,552,629

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

                                                                                          Principal        Value
Credit Ratings**    Municipal Securities--continued                                        Amount         (Note 2)
-----------------   -------------------------------                                       ---------       --------
                    Other New York State Bonds--continued
    Aaa/NR          Oyster Bay, General Obligation, 5.00%, 3/15/2011,
                      Non Callable, (FSA) .............................................   $  430,000    $    467,032
    Aaa/NR          Southern Cayuga, Central School District, General Obligation,
                      5.00%, 5/15/2014, Callable 5/15/2012 @ 100, (FSA) ...............      400,000         427,296
    Aaa/AAA         Suffolk County, General Obligation, Series C, 5.00%, 9/15/2015,
                      Callable 9/15/2008 @ 101, (FGIC) ................................      965,000       1,018,278
    Aaa/AAA         Suffolk County, General Obligation, Series C, 5.00%, 9/15/2016,
                      Callable 9/15/2008 @ 101, (FGIC) ................................      550,000         572,924
    Aaa/AAA         Suffolk County, General Obligation, Series C, 5.00%, 9/15/2017,
                      Callable 9/15/2008 @ 101, (FGIC) ................................      480,000         497,160
    Aaa/AAA         Suffolk County, General Obligation, Series D, 5.00%, 11/1/2015,
                      Callable 11/1/2008 @ 101, (FGIC) ................................    1,125,000       1,188,236
    Aaa/AAA         Suffolk County, General Obligation, Series D, 5.00%, 11/1/2016,
                      Callable 11/1/2008 @ 101, (FGIC) ................................    1,110,000       1,157,075
                                                                                                        ------------
                    Total Other New York State Bonds ..................................                   30,937,308
                                                                                                        ------------
                    Total Municipal Securities (Cost $104,937,436)-- 93.9% ............                  107,931,659
                                                                                                        ------------
                    Short Term Investments (2.4%)
                    Dreyfus New York Municipal Cash Management Fund
                      (Cost $2,810,000) ...............................................    2,810,000       2,810,000
                                                                                                        ------------
                    Total Investments (Cost $107,747,436) (a)-- 96.3% .................                 $110,741,659
                    Other assets in excess of liabilities-- 3.7% ......................                    4,258,811
                                                                                                        ------------
                    NET ASSETS -- 100.0% ..............................................                 $115,000,470
                                                                                                        ============

----------
Percentages indicated are based on net assets of $115,000,470.
(a)   Represents cost for financial  reporting and approximates cost for federal
      income   tax   and   differs   from   fair   value   by   net   unrealized
      appreciation/depreciation of securities as follows:

      Unrealized appreciation                                        $3,445,156
      Unrealized depreciation                                          (450,933)
                                                                     ----------
      Net unrealized appreciation                                    $2,994,223
                                                                     ==========
 * Variable rate instrument. The rate presented represents the rate in effect at August 31, 2003.
** Credit Ratings given by Moody's Investors Service, Inc. and Standard & Poor's Corporation.

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

 Moody's    Standard & Poor's

  Aaa              AAA          Instrument  judged to be of the highest  quality
                                and carrying the smallest amount of investment risk.

  Aa               AA           Instrument  judged to be of high  quality by all
                                standards.

   A                A           Instrument  judged to be adequate quality by all
                                standards.

  Baa              BBB          Instrument  judged to be moderate quality by all
                                standards.

  NR               NR           Not Rated.  In the opinion of  Glickenhaus & Co.
                                ("Investment Adviser"),  instrument judged to be
                                of  comparable   investment   quality  to  rated
                                securities which may be purchased by the Fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Abbreviations used in this statement:

AMBAC Insured as to principal and interest by the American Municipal Bond Assurance Corporation.

CIFG              Insured as to  principal  and  interest by CDC IXIS  Financial
                  Guarantee.

FGIC              Insured  as  to  principal   and  interest  by  the  Financial
                  Guarantee Insurance Corporation.

FHA               Insured by the Federal Housing Administration.

FNMA              Insured by the Federal National Mortgage Association.

FSA               Insured as to principal  and  interest by  Financial  Security
                  Assurance.

MBIA Insured as to principal and interest by the Municipal Bond Insurance Association.

POL CTL -- SRF    Insured as to  principal  and  interest by  Pollution  Control
                  Services.

SONYMA Insured as to principal and interest by the State of New York Mortgage Association.

RADIAN            Insured  as  to   principal   and  interest  by  Radian  Asset
                  Assurance.

 XLCA -- ICR      Insured as to principal and interest by XL Capital  Assurance,
                  Inc.

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                      Statement of Assets and Liabilities
                                August 31, 2003
                                   (Unaudited)

Assets:
   Investments in securities, at value (cost $107,747,436)
     (Note 2)                                                       $110,741,659
   Cash .........................................................        391,661
   Interest and dividend receivable .............................      1,096,371
   Receivable for investments sold ..............................      8,824,331
   Prepaid expenses and other assets ............................         49,607
                                                                    ------------
      Total Assets ..............................................    121,103,629
Liabilities:
   Dividends payable ..............................    $    64,634
   Payable for investments purchased ..............      5,876,314
   Advisory fee payable (Note 4) ..................         38,201
   Administrative services fee payable (Note 4) ...          2,410
   Other accrued expenses .........................        121,600
                                                       -----------
      Total Liabilities .........................................      6,103,159
                                                                    ------------
Net Assets ......................................................   $115,000,470
                                                                    ============
Net Assets:
Net assets consist of:
   Capital ......................................................   $110,760,616
   Undistributed net investment income ..........................         52,425
   Net realized gains from investments ..........................      1,193,206
   Net unrealized appreciation from investments .................      2,994,223
                                                                    ------------
      Net Assets ................................................   $115,000,470
                                                                    ============
Builder Class:
   Net Assets .....................................    $54,965,330
   Shares of beneficial interest outstanding ......      3,092,502
                                                       -----------
   Builder Class--offering and redemption
      price per share .............................    $     17.77
                                                       ===========
Premier Class:
   Net Assets .....................................    $60,035,140
   Shares of beneficial interest outstanding ......      3,377,029
                                                       -----------
   Premier Class--offering and redemption
      price per share .............................    $     17.78
                                                       ===========

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                            Statement of Operations
              For the Period March 1, 2003 through August 31, 2003
                                  (Unaudited)

Investment Income:
   Interest .....................................................   $ 2,447,845
   Dividend .....................................................        10,287
                                                                    -----------
   Total Investment Income ......................................     2,458,132
Expenses:
   Advisory fees (Note 4) ..........................   $   231,923
   Administrative services fees (Note 4) ...........       100,822
   Transfer agency fees (Builder Class) (Note 4) ...        92,379
   Transfer agency fees (Premier Class) (Note 4) ..         26,789
   Custody fees ...................................         10,376
   Fund accounting fees (Note 4) ..................         30,213
   Trustees' fees .................................         14,221
   Other fees .....................................         77,778
                                                       -----------
      Total Expenses ..............................        584,501
      Less: Custody fee credit ....................         (6,809)
                                                       -----------
   Total Net Expenses ...........................................       577,692
                                                                    -----------
Net Investment Income ...........................................     1,880,440
                                                                    -----------
Realized/Unrealized Gains (Losses) from Investment
Transactions (Notes 2 and 3)
   Net realized gains from investment transactions .       533,710
   Change in unrealized appreciation/depreciation
      from investment transactions .................    (2,523,023)
                                                        ----------
      Net realized/unrealized losses from investment
         transactions ...........................................    (1,989,313)
                                                                    -----------
Change in net assets resulting from operations ..................   $  (108,873)
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                      Statements of Changes in Net Assets

                                                                For the Period
                                                                 March 1, 2003
                                                                    through
                                                                August 31, 2003          Year Ended
                                                                  (Unaudited)         February 28, 2003
                                                                ---------------       -----------------
From Investment Activities:
Operations:
Net investment income ........................................   $   1,880,440          $   4,124,066
Net realized gains from investment transactions ..............         533,710              2,419,769
Change in unrealized appreciation/depreciation from
investment transactions ......................................      (2,523,023)             1,026,786
                                                                 -------------          -------------
         Change in net assets resulting from operations ......        (108,873)             7,570,621
                                                                 -------------          -------------
Distributions to shareholders from:
Net investment income--Builder Class .........................        (861,789)            (1,891,261)
Net investment income--Premier Class .........................      (1,008,276)            (2,218,177)
Net realized gains from investment transactions--Builder Class            --                 (797,828)
Net realized gains from investment transactions--Premier Class            --                 (851,523)
                                                                 -------------          -------------
         Total distributions .................................      (1,870,065)            (5,758,789)
                                                                 -------------          -------------
Capital Transactions:
Proceeds from shares issued--Builder Class ...................       1,825,870              3,393,769
Proceeds from shares issued--Premier Class ...................         965,223              1,743,930
Dividends reinvested--Builder Class ..........................         753,056              2,408,830
Dividends reinvested--Premier Class ..........................         849,268              2,672,965
Cost of shares redeemed--Builder Class .......................      (3,347,645)            (4,230,739)
Cost of shares redeemed--Premier Class .......................      (1,769,005)            (4,260,674)
                                                                 -------------          -------------
         Change in net assets from capital share transactions         (723,233)             1,728,081
                                                                 -------------          -------------
         Change in net assets ................................      (2,702,171)             3,539,913
Net Assets:
Beginning of period ..........................................     117,702,641            114,162,728
                                                                 -------------          -------------
End of period ................................................   $ 115,000,470          $ 117,702,641
                                                                 =============          =============
Share Transactions:
Issued--Builder Class ........................................         100,566                188,963
Issued--Premier Class ........................................          52,892                 97,318
Reinvested--Builder Class ....................................          41,560                135,373
Reinvested--Premier Class ....................................          46,836                150,184
Redeemed--Builder Class ......................................        (184,717)              (237,051)
Redeemed--Premier Class ......................................         (97,604)              (237,735)
                                                                 -------------          -------------
Change in shares .............................................         (40,467)                97,052
                                                                 -------------          -------------
Undistributed Net Investment Income ..........................   $      52,425          $      42,050
                                                                 =============          =============

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                              Financial Highlights
     For a share of beneficial interest outstanding throughout each period

                                 For the Period
                              March 1, 2003 through          Year Ended                Year Ended                 Year Ended
                                 August 31, 2003          -----------------         -----------------          -----------------
                                   (Unaudited)            February 28, 2003         February 28, 2002          February 28, 2001
                                   -----------            -----------------         -----------------          -----------------
                               Builder      Premier      Builder      Premier      Builder      Premier      Builder       Premier
                                Class        Class        Class        Class        Class        Class        Class         Class
                               -------      -------      -------      -------      -------      -------      -------       -------
Net Asset Value,
  Beginning of Period .......   $18.08       $18.08       $17.80       $17.80       $17.69       $17.69       $16.32        $16.32
                                ------       ------       ------       ------       ------       ------       ------        ------
Investment Activities:
  Net investment income .....     0.28         0.30         0.61         0.66         0.72         0.77         0.73          0.79
  Net realized and
    unrealized gains/(losses)
    on investments ..........    (0.31)       (0.30)        0.54         0.54         0.27         0.27         1.37          1.37
                                ------       ------       ------       ------       ------       ------       ------        ------
Total from Investment
  Operations ................    (0.03)       (0.00)        1.15         1.20         0.99         1.04         2.10          2.16
                                ------       ------       ------       ------       ------       ------       ------        ------
Distributions:
  Net Investment Income .....    (0.28)       (0.30)       (0.61)       (0.66)       (0.71)       (0.76)       (0.73)        (0.79)
  Net realized capital
    gains ...................       --           --        (0.26)       (0.26)       (0.17)       (0.17)          --            --
                                ------       ------       ------       ------       ------       ------       ------        ------
  Total distributions .......    (0.28)       (0.30)       (0.87)       (0.92)       (0.88)       (0.93)       (0.73)        (0.79)
                                ------       ------       ------       ------       ------       ------       ------        ------
Net Asset Value,
  End of Period .............   $17.77       $17.78       $18.08       $18.08       $17.80       $17.80       $17.69        $17.69
                                ======       ======       ======       ======       ======       ======       ======        ======
Total Return ................    (0.21)%(b)   (0.03)%(b)    6.62%        6.90%        5.74%        6.01%       13.15%        13.53%
Ratios/Supplementary Data:
  Net Assets, End of Period
    (in thousands) ..........  $54,965      $60,035      $56,677      $61,025      $54,253      $59,910      $53,937       $60,418
  Ratios of Net Investment
    Income to Average
    Net Assets ..............     3.03%(c)     3.26%(c)     3.44%        3.71%        4.04%        4.30%        4.31%         4.65%
  Ratios of Expenses to
    Average Net Assets ......     1.09%(c)     0.85%(c)     1.16%        0.89%        1.14%        0.88%        1.20%         0.86%
  Ratios of Expenses to
    Average Net Assets* .....     1.10%(c)     0.86%(c)      1.16%       0.89%        1.14%        0.88%        1.22%         0.88%
Portfolio Turnover
  Rate (a) ..................   110.09%      110.09%      213.97%      213.97%       98.29%       98.29%      121.96%       121.96%

                                      Year Ended                Year Ended
                                   -----------------         -----------------
                                   February 28, 2000         February 28, 1999
                                   -----------------         -----------------
                                  Builder      Premier      Builder      Premier
                                   Class        Class        Class        Class
                                  -------      -------      -------      -------
Net Asset Value,
  Beginning of Period .......      $17.88       $17.88       $18.22       $18.22
                                   ------       ------      -------       ------
Investment Activities:
  Net investment income .....        0.78         0.84         0.75         0.80
  Net realized and
    unrealized gains/(losses)
    on investments ..........       (1.55)       (1.56)        0.11         0.12
                                   ------       ------      -------       ------
Total from Investment
  Operations ................       (0.77)       (0.72)        0.86         0.92
                                   ------       ------      -------       ------
Distributions:
  Net Investment Income .....       (0.76)       (0.81)       (0.75)       (0.81)
  Net realized capital
    gains ...................       (0.03)       (0.03)       (0.45)       (0.45)
                                   ------       ------      -------       ------
  Total distributions .......       (0.79)       (0.84)       (1.20)       (1.26)
                                   ------       ------      -------       ------
Net Asset Value,
  End of Period .............      $16.32       $16.32      $ 17.88       $17.88
                                   ======       ======      =======       ======
Total Return ................       (4.39)%      (4.12)%       4.87%        5.17%
Ratios/Supplementary Data:
  Net Assets, End of Period
    (in thousands) ..........     $50,347      $55,636      $57,610      $63,657
  Ratios of Net Investment
    Income to Average
    Net Assets ..............        4.47%        4.75%        4.15%        4.44%
  Ratios of Expenses to
    Average Net Assets ......        1.08%        0.79%        1.11%        0.82%
  Ratios of Expenses to
    Average Net Assets* .....        1.12%        0.83%        1.15%        0.86%
Portfolio Turnover
  Rate (a) ..................       90.84%       90.84%      174.34%      174.34%

----------
* The ratio does not include a reduction of expenses for custodian fee credits of cash balances maintained with the custodian.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(b)   Not annualized.
(c)   Annualized.

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                          Notes to Financial Statements
                                   (Unaudited)

1. Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      The Fund offers two classes of shares; the Builder Class and the Premier Class. Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

2. Significant Accounting Policies:

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates

      Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Security Valuation

      Tax-exempt securities for which transaction prices are not readily available are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The methods used by the pricing service and the quality of valuations so established are reviewed by officers of the Fund and the Fund's Investment Adviser, under the general supervision of the Trustees of the Fund.

      Securities for which quotations are readily available are stated at market value. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value.

Security Transactions and Investment Income

      Security transactions are accounted for on the trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

Taxes

      The Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its tax-exempt and taxable income. Therefore, no federal income tax provision is required.

      In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax.

Futures Contracts

      The Fund may purchase and sell financial futures contracts, options on such futures contracts and options on securities indices to hedge against changes in the value of New York tax-exempt bonds the Fund owns or expects to purchase. The Fund may also purchase and sell futures and options on U.S. Treasury securities in order to hedge against interest rate changes or other general changes in market values.

      Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities in an amount equal to a certain percentage of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedge assets. No futures were held on August 31, 2003.

Distributions and Dividends

      Distributions to shareholders from net investment income are declared daily and paid monthly. The Fund also distributes at least annually substantially all net capital gains, if any, realized from portfolio transactions.

      The amounts of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Determination of Net Asset Value and Allocation of Expenses

      In calculating net asset value per share of each class, investment income, realized/unrealized gains/losses, and expenses, other than class-specific expenses, are allocated proportionately among both classes daily in relation to the net assets of the Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)
Other

      The Fund maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amounts of interest earned on such uninvested cash balance. There was no effect on net investment income. The Fund could have invested such cash amounts in an income-producing asset if it had not agreed to a reduction of fees or expenses under the expense offset arrangement with the Fund's custodian.

3. Purchases and Sales of Investment Securities:

      Purchases  and  sales  of  investment  securities,   excluding  short-term
investments, during the period ended August 31, 2003, amounted to $116,046,516 and $118,456,979, respectively.

4. Advisory Fees and Other Related Party Transactions:

      The Fund retains Glickenhaus & Co. (the "Adviser") to act as investment adviser pursuant to an Investment Advisory Agreement. As compensation for its advisory services, the Adviser receives a fee computed daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess over $100,000,000.

      Glickenhaus has agreed to a reduction of advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of the Fund's average annual net assets. For the period ended August 31, 2003, there was no reduction of advisory fees pursuant to this agreement.

      BISYS Fund Services Limited Partnership ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the fund's administrator, transfer agent, fund accountant and assists the Fund in all aspects of its administration and operation. BISYS is entitled to receive fees as well as be reimbursed for certain expenses incurred for providing these services. As compensation for administration and fund accounting services, BISYS will receive .15% and .03%, respectively, of average daily net assets of the fund (subject to certain minimum amounts). Fees received for transfer agency services are class specific and are based on the number of accounts per class. All fees are accrued daily and paid monthly.

                             [LOGO] Empire Builder
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

                             [LOGO] Empire Builder
                               TAX FREE BOND FUND

                               Semi-Annual Report
                                August 31, 2003

                       Investment Adviser and Distributor
                               Glickenhaus & Co.
                               6 East 43rd Street
                            New York, New York 10017

                                 Administrator
                    BISYS Fund Services Limited Partnership
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                    Transfer and Shareholder Servicing Agent
                         BISYS Fund Services Ohio, Inc.
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                                   Custodian
                         State Street Bank & Trust Co.
                            800 Pennsylvania Avenue
                                   5th Floor
                           Kansas City, MO 64105-1307

                                 Legal Counsel
                                  Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110

                            Independent Accountants
                           PricewaterhouseCoopers LLP
                              100 E. Broad Street
                              Columbus, Ohio 43215

                                Customer Service
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

This report is submitted for the information of the shareholders of the Empire Builder Tax Free Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, obtainable from an investment dealer, which includes information regarding the Fund's objectives and policies, record, management, sales commission and other data.

528179

Item 2. Code of Ethics.

      Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

      Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

      (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

            (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

            (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

      (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

      (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      (e)  (1)  Disclose  the  audit  committee's   pre-approval   policies  and
procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

      (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable - Only effective for annual reports with periods ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

      (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

      (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

      (a)(1)Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable - Only effective for annual reports.

      (a)(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                Empire Builder Tax Free Bond Fund
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Troy A. Sheets           Troy A. Sheets, Treasurer
                          ------------------------------------------------------

Date 10/23/2003
     ---------------------------------------------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Seth M. Glickenhaus Seth M. Glickenhaus, President
                          ------------------------------------------------------

Date 10/23/2003
     ---------------------------------------------------------------------------

By (Signature and Title)* /s/ Troy A. Sheets           Troy A. Sheets, Treasurer
                          ------------------------------------------------------

Date 10/23/2003
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.